Income Taxes (Details 1)	12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010
Federal statutory rate	(34.00%)	(34.00%)	(34.00%)
Imputed interest income on intercompany receivables from foreign subsidiaries	5.00%	3.00%	2.00%
Nondeductible or non-taxable items	4.00%	(4.00%)	(6.00%)
Change in Canadian NOL carryforwards due to future tax rate changes	0.00%	20.00%	0.00%
Other temporary differences	13.00%	18.00%	3.00%
Change in valuation allowance	12.00%	(3.00%)	35.00%
Effective tax rate	0.00%	0.00%	0.00%